Merger agreement	6 Months Ended
Jun. 30, 2021
Business Combinations [Abstract]
Merger agreement
Note 1. Merger agreement
On July 29, 2021 (the “Closing Date”), Cyxtera Technologies, Inc. (“Legacy Cyxtera” or the “Company”) consummated the transactions contemplated by the Agreement and Plan of Merger, dated February 21, 2021 (the “Merger Agreement”) by and between Starboard Value Acquisition Corp. (“SVAC”), Mundo Merger Sub 1, Inc., a Delaware corporation and wholly-owned subsidiary of SVAC (“Merger Sub 1”), Mundo Merger Sub 2, LLC, a Delaware limited liability company and wholly-owned subsidiary of SVAC (“Merger Sub 2” and, together with Mundo Merger Sub 1, the “Merger Subs”), Legacy Cyxtera, and Mundo Holdings, Inc. (“NewCo”), a Delaware corporation and wholly-owned subsidiary of SIS Holdings LP, a Delaware limited partnership (the “Merger Agreement”). Pursuant to the Merger Agreement, Legacy Cyxtera was contributed to Newco and then converted into a limited liability company and, thereafter, Merger Sub 1 was merged with and into NewCo, with NewCo surviving such merger as a wholly-owned subsidiary of SVAC and immediately following such merger and as part of the same overall transaction NewCo was merged with and into Merger Sub 2, with Merger Sub 2 surviving such merger as a wholly owned subsidiary of SVAC (the “Business Combination”). Legacy Cyxtera is the accounting acquirer in the Business Combination. Upon closing, SVAC was renamed Cyxtera Technologies, Inc. and began to trade on The Nasdaq Stock Market (the “Nasdaq”) under the symbol “CYXT” and its warrants under the symbol “CYXTW.” The transactions set forth in the Merger Agreement constitute a “Business Combination” as contemplated by Cyxtera’s Amended & Restated Certificate of Incorporation. Unless the context otherwise requires, references herein to Cyxtera refer to Legacy Cyxtera for all periods prior to July 29, 2021.
As of June 30, 2021, Cyxtera has deferred specific incremental transaction costs within other assets of $7.3 million, of which $2.9 million is included in accrued expenses and $1.3 million is included in accounts payable in the condensed consolidated balance sheet. Such costs will be offset against the proceeds raised upon close of the Business Combination.